FINANCIAL RISK MANAGEMENT - Schedule of Functional Currency of Group Operations (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Euro £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Functional Currency of Group Operations [Line Items]
Exposure	£ 1,843	£ 115
US Dollar £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Functional Currency of Group Operations [Line Items]
Exposure	209	134
Other non-Sterling £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Functional Currency of Group Operations [Line Items]
Exposure	£ 5	£ 7